Company Information - Amendments to Contract CRO with Pharmaceutical Research Associates B.V. & Service Agreement with Summit Clinical Research LLC (Details) € in Millions, $ in Millions				12 Months Ended
	Nov. 10, 2022 EUR (€)	Feb. 01, 2022 EUR (€) Milestone	Jan. 14, 2022 EUR (€)	Dec. 31, 2022 EUR (€) shares	Feb. 28, 2022 USD ($)	Feb. 01, 2022 USD ($)
Collaborative Arrangements
Number of active clinical sites in NATiV3 trial				369
Number of ordinary shares represented by one American Depositary Share | shares				1
Contract CRO with Pharmaceutical Research Associates B.V.
Collaborative Arrangements
Amount payable over the two years period following the date of the contract			€ 7.9
Specified period following the date of contract, for payment of commitment amount	7 years		2 years
Number of milestones required to be reached | Milestone		4
Bonus or malus maximum amount		€ 3.4
Outstanding commitments				€ 198.1
Contract CRO with Pharmaceutical Research Associates B.V. | Maximum
Collaborative Arrangements
Amount committed to pay	€ 223.8
Service agreement with Summit Clinical Services LLC
Collaborative Arrangements
Amount committed to pay		€ 4.1				$ 4.4
Incremental amount committed to pay | $					$ 1.6
Service agreement with Summit Clinical Services LLC | Minimum
Collaborative Arrangements
Amount committed to pay | $					$ 4.4